Trade Accounts Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Trade Accounts Receivables
At December 31, this account comprises:

	Total		Current		Non-current
	2018	2019	2018	2019	2018	2019
Receivables (a)	1,376,517	923,316	827,611	380,135	548,906	543,181
Unbilled receivables - Subsidiaries (b)	79,847	421,841	79,847	336,272	—	85,569
Unbilled receivables - Concessions (c)	584,174	234,688	113,013	110,236	471,161	124,452

	2,040,538	1,579,845	1,020,471	826,643	1,020,067	753,202
Impairment of account receivables	(12,643)	(4,906)	(12,643)	(4,906)	—	—

	2,027,895	1,574,939	1,007,828	821,737	1,020,067	753,202

Schedule of Current and Non-Current Unbilled Receivables
b)	The unbilled receivables by subsidiaries are documents related to the estimates of the degree of progress for services rendered that were not billed, according detail:

	2018	2019
G Y M S.A.	14,455	384,660
Concar S.A.	38,770	10,737
GMI S.A.	26,622	24,787
GMP S.A.	—	1,657

	79,847	421,841

Below are the unbilled receivables by the subsidiaries grouped by the main projects:

	2018	2019
Infrastructure
Operation and maintenance of roads	38,066	9,837
Oil services	—	1,657
Others	703	901

	38,769	12,395

Engineering and Construction
Talara Refinery	—	190,831
North Concentrator Plant - Quellaveco	—	52,488
Oxide Plant - Marcobre	—	26,658
Civil works, assembly and electromechanics - Acero Arequipa	—	16,449
Project Mina Gold Fields La Cima S.A.	11,980	3,409
Generating Plant Machu Picchu	—	13,098
Others	29,098	106,513

	41,078	409,446

	79,847	421,841

c)	The unbilled receivables – Concessions, corresponds to future collections for public services granted according to detail below:

	2018	2019
Linea 1 - Metro de Lima	558,179	208,205
Operation and maintenance of roads	25,397	25,315
Others	598	1,168

	584,174	234,688

Summary of Aging of Trade Accounts Receivable
The ageing of the receivables net of impairment are detailed as follows:

	2018	2019
Current	890,100	802,341
Past due up to 30 days	259,062	28,216
Past due from 31 days up to 180 days	28,575	21,490
Past due from 181 days up to 360 days	152,732	28,327
Past due over 360 days	33,405	38,036

	1,363,874	918,410